Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Leasehold Improvements	$ 502,155		$ 502,155		$ 482,170
Depreciation expense	$ 35,992	$ 0	$ 39,579	$ 0	$ 3,790	$ 0